FINANCIAL RISK MANAGEMENT	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT

28. FINANCIAL RISK MANAGEMENT

This note explains the Company’s exposure to financial risks and how these risks could affect the Company’s future financial performance.

The Company’s risk management is predominantly controlled by the board. The board monitors the Company’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

(a)	Market risk

(i) Foreign exchange risk

The Company undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange rate risk arises from financial assets and financial liabilities denominated in a currency that is not the Company’s functional currency. Exposure to foreign currency risk may result in the fair value of future cash flows of a financial instrument fluctuating due to the movement in foreign exchange rates of currencies in which the Company holds financial instruments which are other than the Australian dollar (AUD) functional currency of the Company. This risk is measured using sensitivity analysis and cash flow forecasting. The cost of hedging at this time outweighs any benefits that may be obtained.

The consolidated financial statements are presented in Australian Dollar ($), which is Genetic Technologies Limited’s functional and presentational currency.

Exposure

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2021			June 30, 2020
	USD	CAD	EUR	USD	EUR
	$	$	$	$	$
Cash at Bank / on hand	7,868,978	—	36,787	2,512,767	38,020
Trade and other receivables	31,908	—	—	—	—
Trade and other payables	27,001	(1,236)	—	99,637	—

Sensitivity

As shown in the table above, the Company is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from USD denominated financial instruments.

The Company has conducted a sensitivity analysis of its exposure to foreign currency risk. Based on the financial instruments held as at June 30, 2021, had the Australian dollar weakened/strengthened by 4.9% (2020: 6.03%) against the USD with all other variables held constant, the Company’s post-tax loss for the year would have been A$388,466 lower/higher (2020: A$145,520 lower/higher).

●	USD: 4.9% (2020: 6.03%)

The Company is more sensitive to movements in the AUD/USD exchange rates in 2021 than 2020 because of the increased amount of USD denominated cash and cash equivalents. The US warrants financial liability will be equity-based settled upon exercise of the US warrants. However, as the exercise will be done with an exercise price in US dollars, there is a foreign exchange risk due to the subsequent translation to Australian dollars. The Company’s exposure to other foreign exchange movements is not material.

(b) Credit risk

Exposure to credit risk relating to financial assets arises from the potential non-performance by counterparties of contract obligations that could lead to a financial loss to the Company.

(i) Risk management

Credit risk is managed through the maintenance of procedures (such as the utilisation of systems for the approval, granting and renewal of credit limits, regular monitoring of exposures against such limits and monitoring the financial stability of significant customers and counterparties), ensuring to the extent possible that customers and counterparties to transactions are of sound credit worthiness. Such monitoring is used in assessing receivables for impairment. Credit terms are normally 30 days from the invoice date.

Risk is also minimised through investing surplus funds in financial institutions that maintain a high credit rating.

(ii) Security

For some trade receivables the Company may obtain security in the form of guarantees, deeds of undertaking or letters of credit which can be called upon if the counterparty is in default under the terms of the agreement.

(iii) Impairment of financial assets

The Company has one type of financial asset subject to the expected credit loss model:

●	trade receivables for sales of inventory

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

28. FINANCIAL RISK MANAGEMENT (Cont.)

(b) Credit risk (Cont.)

(iii) Impairment of financial assets (Cont.)

Trade receivables

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets have been grouped based on shared credit risk characteristics and the days past due.

(c) Liquidity risk

Liquidity risk arises from the possibility that the Company might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities. The Company manages this risk through the following mechanisms:

●	preparing forward looking cash flow analyses in relation to its operating, investing and financing activities;
●	obtaining funding from a variety of sources;
●	maintaining a reputable credit profile;
●	managing credit risk related to financial assets;
●	investing cash and cash equivalents and deposits at call with major financial institutions; and
●	comparing the maturity profile of financial liabilities with the realisation profile of financial assets.

(i) Maturities of financial liabilities

The tables below analyse the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
financial liabilities	$	$	$	$	$	$	$
At June 30, 2021
Trade and other payables	760,350	—	—	—	—	760,350	760,350
Lease liabilities	129,057	50,569	24,412	—	—	204,038	204,038
Total	889,407	50,569	24,412	—	—	964,388	964,388

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
financial liabilities	$	$	$	$	$	$	$
At June 30, 2020
Trade and other payables	723,724	—	—	—	—	723,724	723,724
Lease liabilities	108,924	131,991	188,621	—	—	429,536	429,536
Borrowings	—	—	52,252	—	—	52,252	52,252
Total	832,648	131,991	240,873	—	—	1,205,512	1,205,512

28. FINANCIAL RISK MANAGEMENT (Cont.)

(d) Interest rate risk

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short-Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimise risk.

On a monthly basis, Management provides the Board with a detailed list of all cash and cash equivalents, showing the periods over which the cash has been deposited, the name and credit rating of the institution holding the deposit and the interest rate at which the funds have been deposited.

At June 30, 2021, if interest rates had changed by +/- 50 basis points from the year-end rates, with all other variables held constant, the Company’s loss for the year would have been A$14,775 lower / higher (2020: loss A$55,828 lower / higher), as a result of higher / lower interest income from cash and cash equivalents and deposits in place.

28. FINANCIAL RISK MANAGEMENT (Cont.)

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognised and unrealised, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2021	2,955,047	17,947,235	20,902,282	0.2%	At call
	2020	11,645,389	—	11,645,389	0.5%	At call
Performance bond / deposits	2021	—	1,856	1,856	—	At call
	2020	—	2,025	2,025	—	At call
Totals	2021	2,955,047	17,949,091	20,904,138
	2020	11,645,389	2,025	11,647,414
Financial liabilities
Borrowings	2021	—	—	—	—	—
	2020	—	52,252	52,252	1%	—
Leases	2021	—	204,038	204,038	5.37%	—
	2020	—	429,536	429,536	5.37%	—
Totals	2021	—	204,038	204,038
	2020	—	481,788	481,788

Note The Company holds the balance of its cash in non-interest-bearing bank accounts.